DISCONTINUED OPERATIONS, SIGNIFICANT DISPOSALS AND OTHER BUSINESS EXITS - Narrative (Details) - USD ($) $ in Millions			3 Months Ended	5 Months Ended	12 Months Ended
		Sep. 21, 2018	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain on disposal	[1]				$ (700)	$ 0	$ 0
Australia Consumer Banking Business | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pretax loss on sale			$ 700	$ 700
Loss on sale, after-tax			$ 600	600
Loss on sale of business, foreign currency translation adjustments, pretax				625	625
Loss on sale of business, foreign currency translation adjustments, after-tax				475	475
Assets				9,175	9,175
Liabilities				$ 7,684	$ 7,684
Mexico Asset Management Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets		$ 137
Liabilities		$ 41
Pre-tax gain on disposal								$ 250
After-tax gain on disposal								$ 150
Term of services framework agreement		10 years

[1]	See Note 2 for further information on significant disposals.